Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds II, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 17, 2018
Supplement [Text Block]	bvsfii_SupplementTextBlock
BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated September 27, 2018

to the Prospectus, dated July 17, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s Prospectus:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1,2]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[3]	0.37%	0.34%
Interest Expense[4,5]	—	—
Miscellaneous Other Expenses	0.37%	0.34%
Total Annual Fund Operating Expenses[5]	0.82%	1.04%
Fee Waivers and/or Expense Reimbursements[1,6]	(0.20)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,6]	0.62%	0.94%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds II, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Management Fee is based on the management fee rate of the Predecessor Fund (defined below).
[3]	Other Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund for its most recent fiscal year.
[4]	Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.12% for each of Class I Shares and Class II Shares.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.
[6]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0.06% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$242	$435	$995
Class III Shares	$96	$321	$564	$1,262

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

The Fund has not commenced operations as of the date of this prospectus, but it is expected that BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Predecessor Fund”), will be reorganized into the Fund. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 627% of the average value of its portfolio.

The third paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may also invest in derivative instruments, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, both for hedging purposes and to seek to enhance its returns. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” is amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”

BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bvsfii_SupplementTextBlock
BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated September 27, 2018

to the Prospectus, dated July 17, 2018, as supplemented to date

Effective September 30, 2018, the following changes are made to the Fund’s Prospectus:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1,2]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[3]	0.37%	0.34%
Interest Expense[4,5]	—	—
Miscellaneous Other Expenses	0.37%	0.34%
Total Annual Fund Operating Expenses[5]	0.82%	1.04%
Fee Waivers and/or Expense Reimbursements[1,6]	(0.20)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,6]	0.62%	0.94%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds II, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Management Fee is based on the management fee rate of the Predecessor Fund (defined below).
[3]	Other Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund for its most recent fiscal year.
[4]	Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.12% for each of Class I Shares and Class II Shares.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.
[6]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0.06% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$242	$435	$995
Class III Shares	$96	$321	$564	$1,262

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

The Fund has not commenced operations as of the date of this prospectus, but it is expected that BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Predecessor Fund”), will be reorganized into the Fund. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 627% of the average value of its portfolio.

The third paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may also invest in derivative instruments, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, both for hedging purposes and to seek to enhance its returns. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Principal Risks of Investing in the Fund” is amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”